Consolidated Statement of Cash Flows (USD $)	9 Months Ended		12 Months Ended		99 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Omagine, Inc.	$ (1,629,777)	$ (1,989,622)	$ (2,640,590)	$ (2,789,976)	$ (17,933,527)
Adjustments to reconcile net loss to net cash flows used by operating activities:
Loss from discontinued operations - Sports Apparel					(345,990)
Net loss attributable to noncontrolling interests in Omagine LLC	(38,405)	(20,005)	(35,371)	(35,997)	(91,524)
Depreciation and amortization	34,196	4,331	11,801	3,662	172,916
Impairment of Goodwill					5,079,919
Stock-based compensation related to stock options	538,368	1,070,199	1,445,744	1,761,076	3,659,293
Stock-based compensation related to issuance of Common Stock for stockholder investor relations, including amortization of $10,275 and $152,907 in 2014 and 2013 respectively, arising from grants to service providers	10,275	152,907	179,965	178,077	405,542
Issuance of Common Stock for finders' fees on restricted Common Stock sales	36,168
Issuance of Common Stock for consulting fees		5,330	23,519	3,250	41,770
Excess of fair value of Common Stock issued to law firm in excess of liability satisfied - charged to legal fees	10,436
Issuance of Common Stock for 401(k) Plan contributions	76,250	76,250	76,250	76,250	422,500
Issuance of Common Stock in satisfaction of SEDA commitment fees	150,000				450,000
Cancellation of Restricted Common Stock to stockholder relations agent	(9,020)				(10,951)
Issuance of stock grants to foreign consultants					299,710
Changes in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	(12,170)	(21,852)	(5,382)	(144,313)	(167,923)
Accounts Receivable					86,665
Inventories					65,401
Other assets					(235)
Accrued interest on notes payable	16,816	22,235	28,958	25,625	213,168
Accounts payable	(84,464)	54,995	102,094	(232,531)	275,298
Accrued officers' payroll	(85,940)	130,000	206,250	168,000	1,319,885
Accrued expenses and other current liabilities	1,508	4,299	9,845	20,417	67,501
Customer deposits					(43,212)
Net cash flows used by operating activities	(985,759)	(510,933)	(596,917)	(966,460)	(6,033,794)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(1,984)		(8,207)	(9,393)	(49,773)
Net cash flows used by investing activities	(1,984)		(8,207)	(9,393)	(49,773)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from officers and directors				5,960	(24,923)
Repayment of convertible notes payable				(25,000)	(25,000)
Proceeds of issuance of 2013 note payable to YA Global Master SPV, Ltd. net of $20,000 commitment fee		180,000			790,000
Proceeds of issuance of 2014 note payable to YA Global Master SPV, Ltd. net of $39,000 commitment fee	461,000		180,000		180,000
Principal payments on 2014 note payable to YA Global Master SPV, Ltd.	(170,000)
Repayment of 2013 note payable to YA Global Master SPV, Ltd.	(175,000)		(25,000)		(25,000)
Proceeds from sale of common stock	952,100	382,720	407,720	90,000	3,278,820
Proceeds from the exercise of Common Stock Warrants	336,000				1,039,125
Purchase of common stock					(3)
Capital contributions from noncontrolling interests in Omagine LLC					156,000
Proceeds from Rights Offering concluded March 30, 2012				731,639	731,639
Net cash flows provided by financing activities	1,404,100	562,720	562,720	802,599	6,100,658
NET INCREASE IN CASH	416,357	51,787	(42,404)	(173,254)	17,091
CASH BEGINNING OF PERIOD	19,723	62,127	62,127	235,381	2,632
CASH END OF PERIOD	436,080	113,914	19,723	62,127	19,723
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid	1,078	1,075	965	1,289	5,285
Interest paid	24,978		4,896	8,247	30,575
Acquisition of Journey of Light , Inc. through issuance of common stock and warrants:
Fair value of assets acquired					49,146
Goodwill acquired					5,079,919
Fair value of liabilities assumed					(243,782)
Acquisition of Journey of Light, Inc. through issuance of common stock and warrants					4,885,283
Issuance of convertible notes in satisfaction of accrued officer payroll					182,015
Issuance of Common Stock on conversion of Debentures and accrued interest					126,944
Issuance of Common Stock in payment of accounts payable					342,030
Excess of fair value of Common Stock issued to law firm in excess of liability satisfied - charged to legal fees	10,436
Preferred stock dividend paid in Common Stock					102,399
Issuance of Common Stock to two officers, pursuant to exercise of stock options granted, satisfied by the reduction of salaries payable to them					187,500
Issuance of Common Stock in satisfaction of salaries payable					100,000
Issuance of Common Stock to stockholder relations agent for fees		74,620	38,540		216,617
Stock subscriptions from rights offering concluded March 30, 2012				1,267,540	1,267,540
Less stock subscriptions satisfied through reduction of debt:
Convertible notes payable and accrued interest				328,139	328,139
Accounts payable				9,000	9,000
Accrued officers' payroll				175,938	175,938
Due officers and directors				22,824	22,824
Total				535,901	535,901
Stock subscriptions satisfied through payment to Stock Transfer Agent agency account (collected by the Company on April 5, 2012)				$ 731,639	$ 731,639